Leases - Schedule of Undiscounted Cash Flows of Operating Lease Receivables from Customers (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Undiscounted Cash Flows of Operating Lease Receivables from Customers [Abstract]
Less than 1 year	$ 235,200	$ 177,000
From 1 to 2 years	143,050	154,200
From 2 to 3 years	34,200	62,050
Total	$ 412,450	$ 393,250